Goodwill and Intangible Assets Goodwill (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill	$ 452,700,000		$ 452,700,000	$ 449,400,000
Goodwill, Impaired, Accumulated Impairment Loss	$ 0		0
Goodwill, Acquired During Period			3,300,000	1,800,000
Amortization of intangible assets			$ 66,200,000	$ 62,100,000	$ 46,800,000
Weighted Average [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			4 years 10 months 27 days
Trade name
Goodwill [Line Items]
Intangible assets finite lives	2 years	10 years
Residential Property Insurance Company
Goodwill [Line Items]
ARX Acquisition Percent in Residential Insurance Subsidiary				100.00%
Commercial Property Insurance Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Goodwill [Line Items]
ARX Disposal Percent in Commercial Insurance Subsidiary				100.00%